Other Reserves - Summary of Information About Other Reserves (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Oct. 06, 2022	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Transfer from retained earnings to distributable profit reserves		$ 5,553
Payment Of Interim Dividend [Member]
Disclosure of reserves within equity [line items]
Dividend paid ordinary shares	$ 2,070
Relating To Settled Hedges [Member]
Disclosure of reserves within equity [line items]
Hedging reserves relating to settled hedges		$ 226